Stockholder's Equity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of dividend payments
Dividends declared and paid per common share	$ 2.96000	$ 2.83500	$ 2.74000
Common stock cash dividends	$ 653,321	$ 483,746	$ 348,578
Total dividend paid	722,450	544,248	370,223
Series D Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 0.50301	$ 1.96875	$ 1.96875
Preferred stock cash dividends	2,012	7,875	7,875
Series E Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 0	$ 0	$ 1.12500
Preferred stock cash dividends	0	0	94
Series F Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 0.48715	$ 1.90625	$ 1.90625
Preferred stock cash dividends	3,410	13,344	13,344
Series G Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 0	$ 0	$ 1.40640
Preferred stock cash dividends	0	0	332
Series H Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 2.85840	$ 2.85840	$ 0
Preferred stock cash dividends	1,000	1,000	0
Series I Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 3.25000	$ 1.33159	$ 0
Preferred stock cash dividends	46,719	38,283	0
Series J Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 1.39038	$ 0	$ 0
Preferred stock cash dividends	$ 15,988	$ 0	$ 0